Weighted Average and Average Sales Prices of Major Equipment Types (Detail) - USD ($) $ in Thousands	7 Months Ended	8 Months Ended	12 Months Ended		92 Months Ended	103 Months Ended
	Jul. 31, 2016	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2015	Jul. 31, 2016
Dry Containers, 20'
Property, Plant and Equipment [Line Items]
Weighted average sales price (excludes the highest and lowest periods)					$ 1,268	$ 1,172
Average sales price:
Average sales price	$ 734	$ 1,015	$ 966	$ 1,182
Dry Containers, 40'
Property, Plant and Equipment [Line Items]
Weighted average sales price (excludes the highest and lowest periods)					1,584	1,474
Average sales price:
Average sales price	835	1,192	1,132	1,372
Dry Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Weighted average sales price (excludes the highest and lowest periods)					1,786	1,645
Average sales price:
Average sales price	914	1,329	1,229	1,556
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Weighted average sales price (excludes the highest and lowest periods)					$ 6,120	$ 4,931
Average sales price:
Average sales price	$ 3,626	$ 3,990	$ 3,747	$ 6,665